CONVERTIBLE DEBENTURE (Narrative)(Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended			12 Months Ended
	Jul. 27, 2012	Jun. 21, 2012	Feb. 18, 2013	Jun. 21, 2012	Jan. 27, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 15, 2012	Jan. 26, 2012
CONVERTIBLE DEBENTURE [Abstract]
Senior secured debenture		$ 1,450		$ 1,450	$ 3,500					$ 1,750
Interest rate, minimum					10.00%
Interest rate, maximum					18.00%
Convertible debenture									300
Conversion price									$ 1.416
Amortization of embedded conversion feature	1,847	1,450				1,547
Interest paid on convertible notes payable	288	288		288
Amortization of embedded conversion feature	$ 300			$ 300		$ 1,547
Shares issued for notes payable conversion	211,865		12,500